Segments (Details)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Segment Reporting Information [Line Items]
Revenues	$ 38,069,970	¥ 263,642,156	$ 51,520,428	¥ 345,774,201
Cost of revenues	26,438,974	183,095,184	41,187,302	276,424,458
Gross profit	11,630,996	80,546,972	10,333,126	69,349,743
Depreciation and amortization	78,200	541,554	665,453	4,466,118
Total capital expenditures	11,552,796	80,005,418	$ 182,781	1,226,718
Total Assets	71,815,975				¥ 518,927,864	¥ 502,055,248
Central Processing Algorithm Services [Member]
Segment Reporting Information [Line Items]
Revenues		253,706,643		260,914,275
Cost of revenues		173,201,125		195,787,710
Gross profit		80,505,518		65,126,565
Depreciation and amortization		528,001		867,243
Total capital expenditures		79,977,517		1,226,718
Total Assets	71,815,975				518,927,864	332,817,563
Intelligent Chips and Services [Member]
Segment Reporting Information [Line Items]
Revenues		9,935,513		84,859,926
Cost of revenues		9,894,059		80,636,748
Gross profit		41,454		4,223,178
Depreciation and amortization		13,553		3,598,875
Total capital expenditures		¥ 27,901
Total Assets						¥ 169,237,685